Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Information
Schedule of revenue by geographical analysis

Geographical analysis of revenue by destination of customer

	2018	2017	2016
	£’000	£’000	£’000
Revenue from continuing operations:
United Kingdom	149	79	491
Rest of Europe	-	70	35
United States	-	-	250
	149	149	776

Revenue from discontinued operations:
United States	3,882	6,609	5,600

Schedule of commercial segment

In 2018, all revenue from continuing operations came from a single customer (2017: 3 customers; 2016: 4 customers). Within revenue from discontinued operations for 2018, reported in the consolidated statement of comprehensive income under loss from discontinued operations, four customers each accounted for at least 10% of revenue from discontinued operations (2017: three customers, 2016: three customers):

	2018	2017	2016
Customer A	26%	23%	25%
Customer B	25%	7%	-
Customer C	13%	15%	19%
Customer D	12%	20%	12%

Schedule of segment

Segmented results for the year ended 31 December 2018

	Pipeline R&D	Commercial (discontinued)	Consolidated (including discontinued operations)
	£’000	£’000	£’000

Revenue	149	3,882	4,031
Grant revenue	1,789	-	1,789
Total revenue	1,938	3,882	5,820

Cost of sales	-	(1,286)	(1,286)
Research and development costs	(8,555)	(283)	(8,838)
Distribution costs, sales and marketing	-	(4,357)	(4,357)
Administrative costs	(4,087)	(872)	(4,959)
Loss on disposal of discontinued operations	-	(1,407)	(1,407)
Depreciation	(1,011)	(5)	(1,016)
Amortisation	(100)	(334)	(434)
Loss from operations	(11,815)	(4,662)	(16,477)

Finance income	2	-	2
Finance expense	(587)	-	(587)
Loss before tax	(12,400)	(4,662)	(17,062)

Taxation	2,032	-	2,032
Loss for the year	(10,368)	(4,662)	(15,030)
Loss from continuing operations			(10,368)
Loss from discontinued operations			(4,662)

Segmented results for the year ended 31 December 2017

	Pipeline R&D	Commercial (discontinued)	Consolidated (including discontinued operations)
	£’000	£’000	£’000

Revenue	149	6,609	6,758
Grant revenue	840	-	840
Total revenue	989	6,609	7,598

Cost of sales	-	(926)	(926)
Research and development costs (reclassified)	(7,355)	(356)	(7,711)
Distribution costs, sales and marketing (reclassified)	(170)	(7,477)	(7,647)
Administrative costs (reclassified)	(4,266)	(566)	(4,832)
Depreciation	(974)	(9)	(983)
Amortisation (reclassified)	-	(1,577)	(1,577)
Impairment of intangible assets	(1,500)	-	(1,500)
Loss from operations	(13,276)	(4,302)	(17,578)

Finance income	415	-	415
Finance expense	(109)	(57)	(166)
Loss before tax	(12,970)	(4,359)	(17,329)

Taxation	1,265	-	1,265
Loss for the year	(11,705)	(4,359)	(16,064)
Loss from continuing operations			(11,705)
Loss from discontinued operations			(4,359)

Segmented results for the year ended 31 December 2016

	Pipeline R&D	Commercial (discontinued)	Consolidated (including discontinued operations)
	£’000	£’000	£’000

Revenue	776	5,600	6,376
Grant revenue	547	-	547
Total revenue	1,323	5,600	6,923

Cost of sales	-	(667)	(667)
Research and development costs (reclassified)	(6,968)	(66)	(7,034)
Distribution costs, sales and marketing (reclassified)	-	(8,734)	(8,734)
Administrative costs (reclassified)	(3,245)	(2,061)	(5,306)
Depreciation	(762)	(10)	(772)
Amortisation (reclassified)	-	(3,583)	(3,583)
Impairment of intangible assets	-	(11,413)	(11,413)
Loss from operations	(9,652)	(20,934)	(30,586)

Finance income	1,337	-	1,337
Finance expense	(73)	-	(73)
Loss before tax	(8,388)	(20,934)	(29,322)

Taxation	2,227	6,933	9,160
Loss for the year	(6,161)	(14,001)	(20,162)
Loss from continuing operations			(6,161)
Loss from discontinued operations			(14,001)

Schedule of non-current assets by location of assets	Non-current assets by location of assets
	2018	2017	2016
	£’000	£’000	£’000
Spain	1,860	2,154	2,125
United Kingdom	12,966	15,331	16,489
United States	-	13,156	15,772
	14,826	30,641	34,386